Restricted Investments	12 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Restricted Investments
RESTRICTED INVESTMENTS

	SA rand
Figures in million	2019	2018

Investments held by environmental trust funds	3 273	3 238
Investments held by social trust funds	28	33

Total restricted investments	3 301	3 271

ENVIRONMENTAL TRUST FUNDS

ACCOUNTING POLICY

Contributions are made to the group's environmental trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the group's mines. The trusts are consolidated into the group as the group exercises control of the trusts. The measurement of the investments held by the trust funds is dependent on their classification under financial assets. Income received and gains are treated in accordance with these classifications. The equity-linked notes are classified and measured at fair value through profit or loss whilst the interest-bearing short-term investments are classified and measured as debt instruments at amortised cost.

The environmental trust funds are irrevocable trusts under the group's control. Contributions to the trusts are invested in interest-bearing short-term and medium-term cash investments and medium term equity-linked notes issued by commercial banks that provide guaranteed interest and additional interest or growth linked to the growth of the Top 40 index of the JSE. These investments provide for the estimated cost of rehabilitation at the end of the life of the group's mines. Income earned on the investments is retained in the funds and reinvested.

The environmental trust funds consist of:

	SA rand
Figures in million	2019	2018

Fixed deposits	2 015	2 335
Cash and cash equivalents	30	23
Equity-linked deposits	1 228	880

Total environmental trust funds	3 273	3 238

Reconciliation of the movement in the investments held by environmental trust funds:

	SA rand
Figures in million	2019	2018

Balance at beginning of year	3 238	2 621
Interest income	168	157
Fair value gain	48	79
Moab Khotsong acquisition[1]	—	382
Equity-linked deposits acquired	300	—
(Maturity)/acquisition of fixed deposits	(481)	6
Net transfer of cash and cash equivalents	183	(7)
Withdrawal of funds for rehabilitation work performed	(183)	—

Balance at end of year	3 273	3 238
[1] Refer to note 12 for further information. The amount includes R58 million relating to Nufcor SA. Upon receipt the funds were invested in fixed deposits.

16	RESTRICTED INVESTMENTS continued

THE SOCIAL TRUST FUND

The social trust fund is an irrevocable trust under the group's control. The purpose of the trust is to fund the social plan to reduce the negative effects of restructuring on the group's workforce, to put measures in place to ensure that the technical and life skills of the group's workforce are developed and to develop the group's workforce in such a manner as to avoid or minimise the effect of job losses and a decline in employment through turnaround or redeployment strategies.

The social trust fund investment comprises a unit trust portfolio that is exposed to the fair value changes in the equity market and is classified as a fair value through profit or loss investment.